Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Entity Registrant Name	MGM Growth Properties Operating Partnership LP
Entity Central Index Key	0001691299
Entity Filer Category	Non-accelerated Filer